Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Multi Strategy Alternatives Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	CLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 140	1.33%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class A (excluding sales charges) (a)	10.01	0.81	(2.35)
Class A (including sales charges) (a)	3.67	(0.36)	(2.97)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 539,461,587
Holdings Count | Holdings	1,051
Advisory Fees Paid, Amount	$ 6,146,117
Investment Company, Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories

Columbia Multi Strategy Alternatives Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Advisor Class
Trading Symbol	CLFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Advisor Class (a)	10.26	1.08	(2.10)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 539,461,587
Holdings Count | Holdings	1,051
Advisory Fees Paid, Amount	$ 6,146,117
Investment Company, Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is su bj
ect to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories

Columbia Multi Strategy Alternatives Fund Class C
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	CLABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 218	2.08%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class C (excluding sales charges) (a)	9.18	0.06	(3.07)
Class C (including sales charges) (a)	8.18	0.06	(3.07)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 539,461,587
Holdings Count | Holdings	1,051
Advisory Fees Paid, Amount	$ 6,146,117
Investment Company, Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories

Columbia Multi Strategy Alternatives Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	CLAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class (a)	10.29	1.06	(2.12)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 539,461,587
Holdings Count | Holdings	1,051
Advisory Fees Paid, Amount	$ 6,146,117
Investment Company, Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]
Key Fu
nd
Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories